UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2019

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2019

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Small-Mid Cap Fund

Blue Chip Equity Income Fund

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Hodges Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.hodgesfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (866) 811-0224.

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1
Sector Allocations	9
Schedules of Investments	11
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	27
Notes to Financial Statements	34
Expense Examples	43
Approval of Investment Advisory Agreement	45
Additional Information	48
Privacy Notice	49

Hodges Mutual Funds

September 30, 2019

Dear Shareholder:

Returns (Retail Class) as of 9/30/2019:

						Since
	6 Months	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/1992)	-7.07%	-20.02%	-0.81%	0.85%	8.92%	8.86%
S&P 500® Index	6.08%	4.25%	13.39%	10.84%	13.24%	9.87%

Hodges Small Cap Fund (12/18/2007)	-4.19%	-15.98%	4.44%	1.95%	11.62%	7.89%
Russell 2000® Index	-0.36%	-8.89%	8.23%	8.19%	11.19%	7.64%

Hodges Small Intrinsic Value Fund (12/26/2013)	5.48%	-11.17%	4.39%	4.86%	n/a	5.11%
Russell 2000® Index	-0.36%	-8.89%	8.23%	8.19%	n/a	6.26%
Russell 2000® Value Index	0.79%	-8.24%	6.54%	7.17%	n/a	5.32%

Hodges Small-Mid Cap Fund (12/26/2013)	2.15%	-12.62%	5.39%	3.73%	n/a	4.90%
Russell 2500® Index	1.64%	-4.04%	9.51%	8.57%	n/a	7.52%

Hodges Blue Chip Equity Income Fund (9/10/2009)	7.86%	3.59%	13.31%	7.54%	10.93%	10.89%
Russell 1000® Index	5.73%	3.87%	13.19%	10.62%	13.23%	13.31%

*	Average Annualized

		HDPMX	HDPSX	HDSVX	HDSMX	HDPBX
	Gross Expense Ratio	1.34%	1.29%	1.50%	1.92%	1.48%
	Net Expense Ratio		1.18%**	1.29%**	1.40%**	1.30%**

**	The Advisor has contractually agreed to reduce its fees until at least July 31, 2020. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The Funds’ Retail Class shares impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Please see the Financial Highlights in this report for the most recent expense ratios.

The Hodges Funds experienced mixed relative performance over the past six months as U.S. stocks advanced in defiance of an inversion in the yield curve (long-term interest rates falling below short-term interest rates) and uncertainty surrounding international trade.  Although uncertainties were unsettling at times during the six months ending September 30, 2019, U.S. stocks as measured by the S&P 500® Index managed to rally 6.08% in response to solid year-over-year earnings and low interest rates. During the final month of this period we also observed a market rotation into value stocks, which for the first time in a while seemed to have the upper hand on high multiple growth stocks.  Despite an uplift in valuations this year, domestic stock valuations still seem reasonable relative to the current interest rate environment with the S&P 500® Index at September 30 trading at 16.5X forward earnings estimates according to FactSet. This is consistent with its five-year average of 16.6X.  The inverse of the current PE multiple is an earnings yield of 6.06%, compared to the 10-year treasury yield of 1.54% at September 30, 2019.  If earnings expectations materialize in the months ahead, we believe the relationship between the earnings yield on stocks and interest rates indicates that the potential reward for holding stocks outweighs the underlying downside risk.  Furthermore, economic growth over the past couple of quarters was solid and to the surprise of many investors, price multiples for most stocks have not contracted in response to manufacturing headwinds related to trade.  Despite uncertainties surrounding trade with China, global economic conditions, and the U.S. political landscape, we see profits for many U.S. corporations holding up well over the next twelve to eighteen months.  As a result, the investment team at Hodges Capital Management has positioned our portfolios to benefit from broader economic growth and earnings improvement across a wide number of sectors.  Based on the recent changes in the interest rate landscape, we believe P/E multiples for the average U.S. stock could expand

Hodges Mutual Funds

modestly in the months ahead and we see further gains being supported by modest earnings growth for most of the economically sensitive sectors of the market. As a result, we see compelling investment opportunities in many of the cyclical areas of the market such as consumer discretionary, technology, healthcare, energy, and industrials.

Although the current bull market will have to overcome several unique challenges in the months ahead, we do not see the typical signs of a market peak.  For instance, net inflows into equity mutual funds and ETFs have been negative over the past couple of years, which is the opposite of what usually occurs at the peak of most bull markets.  Furthermore, credit markets are relatively tight and interest rates have been declining. Leadership in the equity markets during the recent rally has also reflected an expanded market breadth, which is not typical of narrow leadership at the peak of a bull market.  Moreover, we are not attempting to forecast or market time interest rates, currency fluctuations, or commodity prices.  Instead, we are focused on the fundamentals of individual companies and our research team is rigorously gathering and analyzing firsthand information from a broad scope of publicly traded companies.  Although short-term market volatility resulting from political headlines can seem overwhelming at times, we always fall back to the idea that the long-term performance of stock prices is determined by the future earnings and cash flows of each underlying business.  Investors in the Hodges Funds can be assured that we are not changing our core investing discipline, which is designed to seek out quality companies running great businesses with excellent management teams that are trading at reasonable prices. Furthermore, we see this as an ideal environment for active portfolio managers to carefully select individual stocks that can generate long-term value for shareholders.

Hodges Mutual Funds

Hodges Fund (HDPMX)

The Hodges Fund’s return for the six months ending September 30, 2019 amounted to a loss of 7.07% compared to a gain of 6.08% for the S&P 500® Index.  Lackluster relative performance during this period was mainly attributed to declining share prices among a handful of consumer related names that included online retailer, Revolve Group (RVLV), and online food ordering platform, Waitr Holdings (WTRH).

While the Hodges Fund has adapted to an everchanging investment landscape over the past 27 years, the core investment philosophy has not changed, and the portfolio remains focused on investments where we have the highest conviction.  The number of positions held in the Fund at September 30, 2019 was 40.  Top ten holdings at the end of the period represented 45.97% of the Fund’s holdings and included Texas Pacific Land Trust (TPL), Commercial Metals Co. (CMC), American Airlines Group (AAL), Twitter Inc. (TWTR), Capri Holdings (CPRI), Eagle Materials Inc. (EXP), Cleveland Cliffs Inc. (CLF), At Home Group Inc. (HOME), Gogo Inc. (GOGO) and U.S. Concrete Inc. (USCR).

Hodges Fund vs S&P 500® Index
As of 9/30/2019

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

The Hodges Small Cap Fund experienced a 4.19% loss for the six months ending September 30, 2019 compared to a loss in the Russell 2000® Index of 0.36%.  Lagging performance during this six month period reflected relative weakness in a few of the Fund’s energy and healthcare stocks.  Looking ahead, we currently view the risk reward for holding small cap stocks as attractive and expect this segment of the market to generate above average risk adjusted returns relative to the broader market over the next few quarters.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names, which we expect to contribute to the Fund’s long-term performance. The Fund has recently taken profits in several stocks that appeared fully valued relative to their underlying fundamentals and established several new positions that we view as having an attractive risk/reward profile.  The total number of stocks held in the Fund at September 30, 2019 was 53.  The top ten holdings represented 36.14% of the Fund’s holdings and included Texas Pacific Land Trust (TPL), Commercial Metals Co. (CMC), Cleveland Cliffs Inc. (CLF), Eagle Materials Inc. (EXP), Century Communities Inc. (CCS), Brooks Automation Inc. (BRKS), NCR Corp. (NCR), Hilltop Holdings Inc. (HTH), Brunswick Corp. (BC) and Conn’s Inc. (CONN).

Hodges Small Cap Fund vs Russell 2000® Index
As of 9/30/2019

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a gain 5.48% over the six months ending September 30, 2019 compared to a gain of 0.79% for its benchmark, the Russell 2000® Value Index.  The Fund’s positive relative performance in the recent period was attributed to strength among several consumer discretionary stocks, which included apparel retailer, Tilly’s Inc. (TLYS), and entry level homebuilder, Century Communities (CCS).  The top ten holdings at September 30, 2019 represented 43.82% of the Fund’s holdings and included Commercial Metals Co. (CMC), Century Communities Inc. (CCS), Brunswick Corp. (BC), Northwest Pipe Co. (NWPX), Eagle Materials Inc. (EXP), Caleres Inc. (CAL), Dixie Group Inc. (DXYN), Hilltop Holdings Inc. (HTH), Delta Apparel Inc. (DLA) and Shoe Carnival Inc. (SCVL).

Hodges Small Intrinsic Value Fund vs
Russell 2000® Value Index & Russell 2000® Index
As of 9/30/2019

10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
-8.00%
-10.00%
-12.00%

	6 months	1 Year	3 Year	5 Year	Since Inception
Hodges Small Intrinsic Value	5.48%	-11.17%	4.39%	4.86%	5.11%
Russell 2000 Index	-0.36%	-8.89%	8.23%	8.19%	6.26%
Russell 2000 Value Index	0.79%	-8.24%	6.54%	7.17%	5.32%

Inception: 12/26/2013 Annualized

Hodges Mutual Funds

Hodges Small-Mid Cap Fund (HDSMX)

For the six months ending, the Hodges Small-Mid Cap Fund’s return was 2.15% compared to a return of 1.64% for the Russell 2500® Index.  The Fund’s positive relative performance during this period was attributed a recovery in a handful of stocks, such as retailer Conn’s Inc. (CONN).  The top ten holdings quarter represented 44.05% of the Fund’s holdings and included Tandem Diabetes Care Inc. (TNDM), Eagle Materials Inc. (EXP), Kansas City Southern (KSU), Five Below Inc. (FIVE), Conn’s Inc. (CONN), LGI Homes Inc. (LGIH), At Home Group Inc. (HOME), Owens Corning (OC), Commercial Metals Inc. (CMC) and Brunswick Corp. (BC).

Hodges Small-Mid Cap Fund vs Russell 2500® Index
As of 9/30/2019

10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%

	6 months	1 Year	3 Year	5 Year	Since Inception
Hodges Small-Mid Cap	2.15%	-12.62%	5.39%	3.73%	4.90%
Russell 2500 Index	1.64%	-4.04%	9.51%	8.57%	7.52%

Inception: 12/26/2013 Annualized

Hodges Mutual Funds

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund experienced a gain of 7.86% for the six months that ended September 30, 2019 compared to a gain of 5.73% for the Russell 1000® Index. Looking ahead, we see the current investing landscape as offering plenty of attractive high-quality dividend-paying stocks with solid upside potential, as well as dividend income supported by stable corporate profits.  The Blue Chip Equity Income Fund remains well diversified in companies that we believe can generate above average income and total returns on a risk adjusted basis.  Top ten holdings at September 30, 2019 represented 47.72% of the Fund’s holdings and included Home Depot Inc. (HD), Apple Inc. (AAPL), Microsoft Corp. (MSFT), Boeing Co. (BA), Amazon.com Inc. (AMZN), Walt Disney Corp. (DIS), Caterpillar Inc. (CAT), Texas Instruments (TXN), Delta Air Lines Inc. (DAL) and Walmart Inc. (WMT).

Hodges Blue Chip Equity Income Fund vs Russell 1000® Index
As of 9/30/2019

Hodges Mutual Funds

In conclusion, we remain optimistic regarding the long-term investment opportunities surrounding the Hodges Mutual Funds.  By offering five distinct mutual fund strategies that cover most major segments of the domestic equity market, we can serve the diverse needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are rigorously studying companies, meeting with management teams, observing trends, and attempting to navigate today’s volatile financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges		Eric Marshall, CFA
Co-Portfolio Manager		Co-Portfolio Manager

Gary Bradshaw	Chris Terry, CFA	Derek Maupin
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of the author and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund.  Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2500® Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000® Index is a stock index consisting of the 3,000 largest publicly listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.  The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Price/earnings: The most common measure of how expensive a stock is.

Earnings Growth is not a measure of a fund’s future performance.

Forward Earnings Yield: The same earnings per share for the projected 12-month period divided by the current market price per share.

Hodges Capital Management is the Advisor to the Hodges Funds.Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2019 (Unaudited)

(as a percentage of net assets)

Hodges Fund
(HDPMX & HDPIX)

(1)	Other assets in excess of liabilities.

Small Cap Fund
(HDPSX & HDSIX)

(2)	Liabilities in excess of other assets.
(3)	Does not round to (0.1)%.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2019 (Unaudited) (Continued)

(as a percentage of net assets)

Small Intrinsic Value Fund
(HDSVX)

SMID Fund
(HDSMX)

Blue Chip Equity Income Fund
(HDPBX)

(1)	Other assets in excess of liabilities.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 92.2%

Airlines: 5.0%
300,000	American Airlines Group, Inc.	$8,091,000

Apparel: 4.1%
200,000	Capri Holdings Ltd. (1)	6,632,000

Apparel & Shoe Retail: 1.1%
200,000	Duluth Holdings, Inc. - Class B (1)	1,696,000

Banks: 1.6%
80,000	Triumph Bancorp, Inc. (1)	2,551,200

Biotechnology: 2.3%
40,000	Exact Sciences Corp. (1)	3,614,800

Building Materials: 9.1%
65,000	Eagle Materials, Inc.	5,850,650
55,000	Owens Corning	3,476,000
95,000	U.S. Concrete, Inc. (1)	5,251,600
		14,578,250

Building Products Retail: 4.7%
790,000	At Home Group, Inc. (1)	7,599,800

Commercial Services: 1.9%
50,000	Square, Inc. - Class A (1)	3,097,500

Computers: 2.8%
176,200	Intrusion, Inc. (1),(2)	769,994
120,000	NCR Corp. (1)	3,787,200
		4,557,194

Food: 1.9%
35,000	Tyson Foods, Inc. - Class A	3,014,900

Home Builders: 2.3%
180,000	William Lyon Homes - Class A (1)	3,664,800

Insurance: 2.5%
80,000	Goosehead Insurance, Inc. - Class A	3,948,000

Internet: 8.1%
200,000	Revolve Group, Inc. - Class A (1)	4,674,000
200,000	Twitter, Inc. (1)	8,240,000
		12,914,000

Iron & Steel: 10.4%
850,000	Cleveland-Cliffs, Inc.	6,137,000
604,000	Commercial Metals Co.	10,497,520
		16,634,520

Leisure Time: 5.8%
100,000	Norwegian Cruise
	Line Holdings Ltd. (1)	5,177,000
145,000	YETI Holdings, Inc. (1)	4,060,000
		9,237,000

Oil Companies Exploration & Production: 2.1%
200,000	Matador Resources Co. (1)	3,306,000

Oil U.S. Royalty Trusts: 5.4%
13,200	Texas Pacific Land Trust	8,574,324

Restaurants: 2.8%
1,647,870	Luby’s, Inc. (1),(2),(3)	3,136,391
1,050,000	Waitr Holdings, Inc. (1)	1,349,250
		4,485,641

Semiconductors: 6.3%
40,000	Cree, Inc. (1)	1,960,000
115,000	Micron Technology, Inc. (1)	4,927,750
40,000	Skyworks Solutions, Inc.	3,170,000
		10,057,750

Software: 6.9%
175,000	SailPoint Technologies
	Holding, Inc. (1)	3,270,750
30,000	Twilio, Inc. - Class A (1)	3,298,800
127,500	Upland Software, Inc. (1)	4,444,650
		11,014,200

Telecommunications: 4.1%
1,100,000	Gogo, Inc. (1)	6,633,000

Textiles: 1.0%
1,163,584	The Dixie Group, Inc. (1),(2),(3)	1,605,746

TOTAL COMMON STOCKS
(Cost $162,525,634)		147,507,625

Contracts		Notional
(100 shares per contract)		Value

CALL OPTIONS PURCHASED: 5.0% (1)

Aerospace & Defense: 0.8%
150	The Boeing Co.,
	Expiration:
	January 2020,
	Exercise
	Price: $300.00	$5,707,050	1,255,500

Chemicals: 0.8%
175	The Sherwin-Williams Co.,
	Expiration:
	March 2020,
	Exercise
	Price: $500.00	9,622,725	1,235,500

Food: 0.2%
200	Tyson Foods, Inc.,
	Expiration:
	January 2020,
	Exercise
	Price: $75.00	1,722,800	256,000

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited) (Continued)

Contracts		Notional
(100 shares per contract)		Value	Value

Healthcare Products: 1.4%
275	Insulet Corp.,
	Expiration:
	December 2019,
	Exercise
	Price: $85.00	$4,535,575	$2,216,500

Internet: 0.4%
40	Amazon.com, Inc.,
	Expiration:
	January 2020,
	Exercise
	Price: $1,650.00	6,943,640	636,200

Media: 0.5%
350	Nexstar Media
	Group, Inc.,
	Expiration:
	February 2020,
	Exercise
	Price: $80.00	3,580,850	875,000

Oil Companies Exploration & Production: 0.4%
850	Concho Resources, Inc.,
	Expiration:
	January 2020,
	Exercise
	Price: $65.00	5,771,500	718,250

Software: 0.5%
350	Take-Two Interactive
	Software, Inc.,
	Expiration:
	March 2020,
	Exercise
	Price: $110.00	4,386,900	775,250

TOTAL CALL OPTIONS PURCHASED
(Cost $7,221,317)			7,968,200

TOTAL INVESTMENTS IN SECURITIES: 97.2%
(Cost $169,746,951)			155,475,825
Other Assets in Excess of Liabilities: 2.8%			4,436,136
TOTAL NET ASSETS: 100.0%			$159,911,961

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of September 30, 2019, the total value of the investments considered illiquid was $4,465,734 or 2.8% of total net assets.
(3)	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 100.0%

Aerospace & Defense: 0.2%
10,000	Mercury Systems, Inc. (1)	$811,700

Airlines: 2.0%
220,000	Spirit Airlines, Inc. (1)	7,986,000

Apparel & Shoe Retail: 5.3%
580,000	American Eagle Outfitters, Inc.	9,407,600
210,000	Caleres, Inc.	4,916,100
200,000	Shoe Carnival, Inc.	6,482,000
		20,805,700

Appliances Retail: 3.0%
475,000	Conn’s, Inc. (1)	11,808,500

Banks: 6.1%
560,000	Hilltop Holdings, Inc.	13,378,400
110,000	Independent Bank Group, Inc.	5,787,100
159,000	Triumph Bancorp, Inc. (1)	5,070,510
		24,236,010

Biotechnology: 2.7%
120,000	Exact Sciences Corp. (1)	10,844,400

Building Materials: 5.9%
150,000	Eagle Materials, Inc.	13,501,500
175,000	U.S. Concrete, Inc. (1)	9,674,000
		23,175,500

Building Products Retail: 1.7%
705,000	At Home Group, Inc. (1)	6,782,100

Commercial Services: 2.1%
145,000	HealthEquity, Inc. (1)	8,286,025

Computers: 3.4%
420,000	NCR Corp. (1)	13,255,200

Discount Retail: 1.5%
100,000	Ollie’s Bargain
	Outlet Holdings, Inc. (1)	5,864,000

Diversified Financial Services: 1.0%
115,000	Moelis & Co. - Class A	3,777,750

Diversified Manufacturing Operations: 1.0%
125,000	Federal Signal Corp.	4,092,500

Electrical Components & Equipment: 2.3%
165,000	Encore Wire Corp.	9,286,200

Electronics: 2.1%
180,000	Knowles Corp. (1)	3,661,200
180,000	Napco Security Technologies, Inc. (1)	4,593,600
		8,254,800

Energy - Alternate Sources: 0.8%
200,000	Sunrun, Inc. (1)	3,341,000

Engineering & Construction: 1.8%
125,000	Arcosa, Inc.	4,276,250
150,000	Primoris Services Corp.	2,941,500
		7,217,750

Entertainment: 2.6%
115,000	Cinemark Holdings, Inc.	4,443,600
150,000	Eldorado Resorts, Inc. (1)	5,980,500
		10,424,100

Food: 1.1%
30,000	Sanderson Farms, Inc.	4,539,900

Healthcare Products: 4.3%
150,000	CryoLife, Inc. (1)	4,072,500
230,300	Merit Medical Systems, Inc. (1)	7,014,938
100,000	Tandem Diabetes Care, Inc. (1)	5,898,000
		16,985,438

Home Builders: 3.9%
500,000	Century Communities, Inc. (1)	15,315,000

Home Furnishings Retail: 2.2%
50,000	RH (1)	8,541,500

Insurance: 4.5%
157,825	Goosehead Insurance, Inc. - Class A	7,788,664
75,000	The Hanover Insurance Group, Inc.	10,165,500
		17,954,164

Internet: 2.4%
405,000	Revolve Group, Inc. - Class A (1)	9,464,850

Iron & Steel: 7.2%
1,700,000	Cleveland-Cliffs, Inc.	12,274,000
920,000	Commercial Metals Co.	15,989,600
		28,263,600

Leisure Time: 5.5%
240,000	Brunswick Corp.	12,508,800
327,400	YETI Holdings, Inc. (1)	9,167,200
		21,676,000

Oil Companies Exploration & Production: 4.7%
65,000	Diamondback Energy, Inc.	5,844,150
250,000	Matador Resources Co. (1)	4,132,500
800,000	WPX Energy, Inc. (1)	8,472,000
		18,448,650

Oil U.S. Royalty Trusts: 5.2%
31,400	Texas Pacific Land Trust	20,396,498

Pipelines: 0.5%
250,000	EnLink Midstream, LLC	2,125,000

Restaurants: 4.0%
105,000	Brinker International, Inc.	4,480,350
165,000	Texas Roadhouse, Inc.	8,665,800

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited) (Continued)

Shares		Value

Restaurants: 4.0% (Continued)
2,220,200	Waitr Holdings, Inc. (1)	$2,852,957
		15,999,107

Semiconductors: 6.1%
385,000	Brooks Automation, Inc.	14,256,550
80,000	Cree, Inc. (1)	3,920,000
150,000	Diodes, Inc. (1)	6,022,500
		24,199,050

Software: 2.4%
45,000	Blackbaud, Inc.	4,065,300
100,000	Five9, Inc. (1)	5,374,000
		9,439,300

Transportation: 0.5%
20,000	Saia, Inc. (1)	1,874,000

TOTAL COMMON STOCKS
(Cost $350,276,236)		395,471,292

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $350,276,236)		395,471,292
Liabilities in Excess of Other Assets: (0.0)% (2)		(189,402)
TOTAL NET ASSETS: 100.0%		$395,281,890

(1)	Non-income producing security.
(2)	Does not round to (0.1)%.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 95.9%

Apparel: 3.9%
15,000	Delta Apparel, Inc. (1)	$356,250

Apparel & Shoe Retail: 10.1%
19,000	Caleres, Inc.	444,790
10,000	Shoe Carnival, Inc.	324,100
16,000	Tilly’s, Inc. - Class A	151,040
		919,930

Auto Manufacturers: 1.9%
9,000	Blue Bird Corp. (1)	171,315

Banks: 10.2%
15,000	Hilltop Holdings, Inc.	358,350
6,000	Independent Bank Group, Inc.	315,660
8,000	Triumph Bancorp, Inc. (1)	255,120
		929,130

Building Materials: 6.3%
4,500	Eagle Materials, Inc.	405,045
3,000	U.S. Concrete, Inc. (1)	165,840
		570,885

Commercial Services: 3.2%
16,000	Team, Inc. (1)	288,800

Computers: 3.5%
10,000	NCR Corp. (1)	315,600

Electrical Components & Equipment: 1.5%
2,500	Encore Wire Corp.	140,700

Electronics: 2.4%
7,000	Stoneridge, Inc. (1)	216,790

Environmental Control: 3.5%
45,000	CECO Environmental Corp. (1)	314,325

Hair Salons: 2.7%
12,000	Regis Corp. (1)	242,640

Healthcare Products: 0.4%
30,000	Nuvectra Corp. (1)	40,800

Home Builders: 5.1%
15,000	Century Communities, Inc. (1)	459,450

Insurance: 4.7%
18,000	Crawford & Co. - Class A	195,840
5,000	Horace Mann Educators Corp.	231,650
		427,490

Iron & Steel: 8.9%
40,000	Cleveland-Cliffs, Inc.	288,800
30,000	Commercial Metals Co.	521,400
		810,200

Leisure Time: 4.0%
7,000	Brunswick Corp.	364,840

Machinery-Diversified: 2.4%
9,000	Ichor Holdings Ltd. (1)	217,620

Metal Fabrication & Hardware: 4.3%
14,000	Northwest Pipe Co. (1)	394,100

Oil Companies Exploration & Production: 5.1%
10,000	Matador Resources Co. (1)	165,300
18,000	Parsley Energy, Inc. - Class A	302,400
		467,700

Pawn Shops: 2.5%
35,000	EZCORP, Inc. - Class A (1)	225,925

Real Estate Investment Trusts: 1.3%
10,000	Gladstone Land Corp.	118,950

Retail-Apparel & Shoe: 0.9%
5,000	Abercrombie & Fitch Co. - Class A	78,000

Retail-Leisure Products: 0.9%
15,000	Party City Holdco, Inc. (1)	85,650

Semiconductors: 2.2%
5,000	Diodes, Inc. (1)	200,750

Textiles: 4.0%
260,000	The Dixie Group, Inc. (1),(2)	358,800

TOTAL COMMON STOCKS
(Cost $8,501,560)		8,716,640

TOTAL INVESTMENTS IN SECURITIES: 95.9%
(Cost $8,501,560)		8,716,640
Other Assets in Excess of Liabilities: 4.1%		372,758
TOTAL NET ASSETS: 100.0%		$9,089,398

(1)	Non-income producing security.
(2)	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

SMID Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 88.5%

Airlines: 3.5%
6,000	Alaska Air Group, Inc.	$389,460

Apparel & Shoe Retail: 3.0%
13,000	Tapestry, Inc.	338,650

Appliances Retail: 5.3%
24,000	Conn’s, Inc. (1)	596,640

Banks: 6.1%
5,500	Comerica, Inc.	362,945
10,000	Triumph Bancorp, Inc. (1)	318,900
		681,845

Building Materials: 8.8%
6,000	Eagle Materials, Inc.	540,060
7,000	Owens Corning	442,400
		982,460

Building Products Retail: 4.3%
50,000	At Home Group, Inc. (1)	481,000

Diversified Retail: 4.5%
4,000	Five Below, Inc. (1)	504,400

Electronics: 1.7%
5,000	Trimble, Inc. (1)	194,050

Entertainment: 3.6%
6,000	Live Nation Entertainment, Inc. (1)	398,040

Healthcare Products: 4.2%
8,000	Tandem Diabetes Care, Inc. (1)	471,840

Home Builders: 4.5%
6,000	LGI Homes, Inc. (1)	499,920

Home Furnishings Retail: 2.7%
1,750	RH (1)	298,953

Insurance: 2.7%
6,000	Goosehead Insurance, Inc. - Class A	296,100

Iron & Steel: 3.9%
25,000	Commercial Metals Co.	434,500

Leisure Time: 7.0%
8,000	Brunswick Corp.	416,960
7,000	Norwegian Cruise
	Line Holdings Ltd. (1)	362,390
		779,350

Oil Companies Exploration & Production: 2.8%
30,000	WPX Energy, Inc. (1)	317,700

Pharmaceuticals: 4.5%
2,000	DexCom, Inc. (1)	298,480
7,500	Elanco Animal Health, Inc. (1)	199,425
		497,905

Semiconductors: 3.4%
20,000	ON Semiconductor Corp. (1)	384,200

Software: 3.5%
1,500	Tyler Technologies, Inc. (1)	393,750

Transportation: 8.5%
4,000	Kansas City Southern	532,040
5,000	Kirby Corp. (1)	410,800
		942,840

TOTAL COMMON STOCKS
(Cost $8,405,157)		9,883,603

TOTAL INVESTMENTS IN SECURITIES: 88.5%
(Cost $8,405,157)		9,883,603
Other Assets in Excess of Liabilities: 11.5%		1,279,030
TOTAL NET ASSETS: 100.0%		$11,162,633

(1)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 97.9%

Aerospace & Defense: 5.4%
3,500	The Boeing Co.	$1,331,645

Airlines: 7.5%
18,000	Delta Air Lines, Inc.	1,036,800
15,000	Southwest Airlines Co.	810,150
		1,846,950

Banks: 6.7%
24,000	Bank of America Corp.	700,080
8,000	JPMorgan Chase & Co.	941,520
		1,641,600

Beverages: 5.0%
10,000	The Coca-Cola Co.	544,400
5,000	PepsiCo, Inc.	685,500
		1,229,900

Building Products Retail: 7.8%
5,000	The Home Depot, Inc.	1,160,100
7,000	Lowe’s Companies, Inc.	769,720
		1,929,820

Computers: 6.5%
7,200	Apple, Inc.	1,612,584

Discount Retail: 3.9%
8,000	Wal-Mart Stores, Inc.	949,440

Diversified Financial Services: 2.8%
4,000	Visa, Inc. - Class A	688,040

Internet: 4.2%
600	Amazon.com, Inc. (1)	1,041,546

Machinery-Construction & Mining: 4.1%
8,000	Caterpillar, Inc.	1,010,480

Machinery-Diversified: 2.0%
3,000	Cummins, Inc.	488,010

Media: 4.2%
8,000	The Walt Disney Co.	1,042,560

Oil Companies Integrated: 2.9%
6,000	Chevron Corp.	711,600

Oil Refining & Marketing: 3.7%
15,000	Marathon Petroleum Corp.	911,250

Pharmaceuticals: 9.1%
11,000	CVS Health Corp.	693,770
6,750	Johnson & Johnson	873,315
8,000	Merck & Co., Inc.	673,440
		2,240,525

Pipelines: 4.7%
6,000	ONEOK, Inc.	442,140
18,000	Targa Resources Corp.	723,060
		1,165,200

Semiconductors: 3.7%
7,000	Texas Instruments, Inc.	904,680

Software: 5.6%
10,000	Microsoft Corp.	1,390,300

Telecommunications: 5.5%
20,000	AT&T, Inc.	756,800
10,000	Verizon Communications, Inc.	603,600
		1,360,400

Transportation: 2.6%
4,000	Union Pacific Corp.	647,920

TOTAL COMMON STOCKS
(Cost $17,888,545)		24,144,450

TOTAL INVESTMENTS IN SECURITIES: 97.9%
(Cost $17,888,545)		24,144,450
Other Assets in Excess of Liabilities: 2.1%		507,866
TOTAL NET ASSETS: 100.0%		$24,652,316

(1)	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2019 (Unaudited)

			Small
		Small Cap	Intrinsic
	Hodges Fund	Fund	Value Fund

ASSETS
Investments in unaffiliated securities, at value	$150,733,688	$395,471,292	$8,357,840
(Cost $156,677,860, $350,276,236, and $8,009,435)
Investments in affiliated securities, at value	4,742,137	—	358,800
(Cost $13,069,091, $—, and $492,125)
Cash	3,831,028	438	403,301
Receivables:
Investment securities sold	813,440	170,352	—
Fund shares sold	65,963	1,010,327	13,500
Dividends and interest	25,699	34,700	1,400
Due from Advisor, net	—	—	2,944
Prepaid expenses	24,001	16,727	7,360
Total assets	160,235,956	396,703,836	9,145,145

LIABILITIES
Payables:
Fund shares redeemed	37,615	514,426	10,348
Investment advisory fees, net	83,187	281,211	—
Fund administration fees	16,154	37,889	2,436
Fund accounting fees	7,384	18,333	1,610
Distribution fees	94,769	189,443	6,434
Audit fees	12,895	12,907	11,901
Transfer agent fees	14,670	14,306	3,840
Custody fees	1,894	5,426	2,955
Chief Compliance Officer fees	1,167	1,165	1,167
Trustee fees	4,377	5,859	3,624
Credit Facility	—	212,000	—
Sub-transfer agent fees	27,970	70,621	4,625
Other accrued expenses	21,913	58,360	6,807
Total liabilities	323,995	1,421,946	55,747
NET ASSETS	$159,911,961	$395,281,890	$9,089,398

COMPONENTS OF NET ASSETS
Paid-in capital	$183,332,433	$302,726,429	$10,132,175
Total distributable (accumulated) earnings (losses)	(23,420,472)	92,555,461	(1,042,777)
Total net assets	$159,911,961	$395,281,890	$9,089,398

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$146,838,919	$305,627,170	$9,089,398
Shares of beneficial interest issued and outstanding	4,185,362	17,595,674	774,448
Net asset value, offering price, and redemption price per share	$35.08	$17.37	$11.74

Institutional Class:
Net assets	$13,073,042	$89,654,720
Shares of beneficial interest issued and outstanding	363,334	4,956,637
Net asset value, offering price, and redemption price per share	$35.98	$18.09

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2019 (Unaudited) (Continued)

		Blue Chip
		Equity
	SMID Fund	Income Fund

ASSETS
Investments in unaffiliated securities, at value	$9,883,603	$24,144,450
(Cost $8,405,157 and $17,888,545)
Cash	1,302,529	272,567
Receivables:
Investment securities sold	—	257,678
Fund shares sold	550	235
Dividends and interest	5,125	15,400
Due from Advisor, net	156	—
Prepaid expenses	6,874	15,072
Total assets	11,198,837	24,705,402

LIABILITIES
Payables:
Fund shares redeemed	6,099	1,593
Investment advisory fees, net	—	10,135
Fund administration fees	1,086	1,649
Fund accounting fees	673	922
Distribution fees	6,879	14,958
Audit fees	11,900	11,902
Transfer agent fees	3,606	3,764
Custody fees	720	925
Chief Compliance Officer fees	1,167	1,165
Trustee fees	3,525	3,576
Distribution to shareholders	—	2,304
Sub-transfer agent fees	499	146
Other accrued expenses	50	47
Total liabilities	36,204	53,086
NET ASSETS	$11,162,633	$24,652,316

COMPONENTS OF NET ASSETS
Paid-in capital	$9,417,765	$16,540,984
Total distributable earnings	1,744,868	8,111,332
Total net assets	$11,162,633	$24,652,316

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$11,162,633	$24,652,316
Shares of beneficial interest issued and outstanding	940,991	1,450,456
Net asset value, offering price, and redemption price per share	$11.86	$17.00

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2019 (Unaudited)

			Small
		Small Cap	Intrinsic
	Hodges Fund	Fund	Value Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$355,105	$1,512,714	$47,961
Other income	487	617	407
Total investment income	355,592	1,513,331	48,368

EXPENSES
Investment advisory fees	758,592	1,852,106	48,600
Distribution fees - Retail Class	203,973	418,967	14,294
Administration fees	48,562	109,862	3,491
Sub-transfer agent fees	48,159	157,923	5,599
Transfer agent fees	41,036	36,322	10,848
Registration expenses	24,119	39,389	11,188
Fund accounting fees	22,305	53,147	1,973
Audit fees	12,896	12,906	11,900
Reports to shareholders	12,294	28,118	4,974
Trustees fees	9,209	11,743	7,564
Miscellaneous expenses	7,760	12,742	5,263
Custody fees	5,814	12,265	3,944
Chief Compliance Officer fees	3,500	3,499	3,500
Legal fees	2,258	2,258	2,256
Insurance expense	1,540	1,976	1,293
Interest expense	56	1	65
Total expenses	1,202,073	2,753,224	136,752
Less: fees waived and expenses absorbed	(168,111)	—	(62,996)
Net expenses	1,033,962	2,753,224	73,756
Net investment loss	(678,370)	(1,239,893)	(25,388)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	(2,783,906)	23,860,670	455,795
Affiliated investments	(524,147)	—	(2,022)
Options written	344,218	131,176	—
Net realized gain (loss)	(2,963,835)	23,991,846	453,773
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(11,355,080)	(40,173,140)	(50,341)
Affiliated investments	1,795,435	—	117,300
Options written	(66,242)	—	—
Net unrealized appreciation/depreciation	(9,625,887)	(40,173,140)	66,959
Net realized and unrealized gain (loss) on investments	(12,589,722)	(16,181,294)	520,732
Net increase (decrease) in net assets resulting from operations	$(13,268,092)	$(17,421,187)	$495,344

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2019 (Unaudited) (Continued)

		Blue Chip
		Equity
	SMID Fund	Income Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$44,630	$263,713
Other income	405	409
Total investment income	45,035	264,122

EXPENSES
Investment advisory fees	51,592	79,740
Distribution fees - Retail Class	15,174	30,669
Audit fees	11,900	11,901
Transfer agent fees	10,666	11,002
Registration expenses	10,441	12,251
Trustees fees	7,526	7,628
Chief Compliance Officer fees	3,500	3,498
Miscellaneous expenses	3,378	3,436
Administration fees	3,148	5,535
Sub-transfer agent fees	2,937	2,299
Custody fees	2,476	2,715
Reports to shareholders	2,456	2,481
Legal fees	2,258	2,260
Fund accounting fees	1,957	3,107
Insurance expense	1,287	1,302
Interest expense	57	10
Total expenses	130,753	179,834
Less: fees waived	(45,777)	(20,354)
Net expenses	84,976	159,480
Net investment income (loss)	(39,941)	104,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on transactions from:
Unaffiliated investments	480,758	1,427,021
Net realized gain	480,758	1,427,021
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(177,115)	321,902
Net unrealized appreciation/depreciation	(177,115)	321,902
Net realized and unrealized gain on investments	303,643	1,748,923
Net increase in net assets resulting from operations	$263,702	$1,853,565

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(678,370)	$(1,819,676)
Net realized gain (loss) on transactions from:
Unaffiliated investments	(2,783,906)	4,597,083
Affiliated investments	(524,147)	(5,188,123)
Options written	344,218	400,000
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(11,355,080)	(35,620,978)
Affiliated investments	1,795,435	2,405,345
Options written	(66,242)	(286,768)
Net decrease in net assets resulting from operations	(13,268,092)	(35,513,117)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(14,609,116)
Net distributions to shareholders – Institutional Class	—	(846,104)
Total distributions to shareholders	—	(15,455,220)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change
in outstanding shares – Retail Class (1)	(18,559,775)	(25,929,368)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class (1)	(2,069,098)	5,212,297
Total decrease in net assets from capital share transactions	(20,628,873)	(20,717,071)
Total decrease in net assets	(33,896,965)	(71,685,408)

NET ASSETS
Beginning of period/year	193,808,926	265,494,334
End of period/year	$159,911,961	$193,808,926

(1)	Summary of share transactions is as follows:

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Retail Class:
	Shares sold	84,842	$3,077,561	388,957	$14,856,799
	Shares issued in reinvestment of distributions	—	—	442,148	14,299,064
	Shares redeemed (2)	(596,970)	(21,637,336)	(1,334,081)	(55,085,231)
	Net decrease	(512,128)	$(18,559,775)	(502,976)	$(25,929,368)

(2)	Net of redemption fees of $258 and $569, respectively.
		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Institutional Class:
	Shares sold	34,932	$1,356,863	230,727	$8,850,028
	Shares issued in reinvestment of distributions	—	—	19,938	659,945
	Shares redeemed (3)	(96,560)	(3,425,961)	(100,226)	(4,297,676)
	Net increase (decrease)	(61,628)	$(2,069,098)	150,439	$5,212,297

(3)	Net of redemption fees of $732 and $338, respectively.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,239,893)	$(3,144,185)
Net realized gain (loss) on transactions from:
Unaffiliated investments	23,860,670	46,494,393
Affiliated investments	131,176	(2,064,257)
Options written	—	339,036
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(40,173,140)	(63,022,272)
Affiliated investments	—	1,633,978
Options written	—	(716,142)
Net decrease in net assets resulting from operations	(17,421,187)	(20,479,449)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(15,051,369)
Net distributions to shareholders – Institutional Class	—	(4,486,407)
Total distributions to shareholders	—	(19,537,776)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change
in outstanding shares – Retail Class (1)	(35,443,027)	(66,952,640)
Decrease in net assets derived from net change
in outstanding shares – Institutional Class (1)	(11,298,010)	(17,844,218)
Total decrease in net assets from capital share transactions	(46,741,037)	(84,796,858)
Total decrease in net assets	(64,162,224)	(124,814,083)

NET ASSETS
Beginning of period/year	459,444,114	584,258,197
End of period/year	$395,281,890	$459,444,114

(1)	Summary of share transactions is as follows:

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Retail Class:
	Shares sold	790,997	$14,224,351	5,579,577	$109,093,495
	Shares issued in reinvestment of distributions	—	—	909,845	14,894,160
	Shares redeemed (2)	(2,751,290)	(49,667,378)	(10,100,314)	(190,940,295)
	Net decrease	(1,960,293)	$(35,443,027)	(3,610,892)	$(66,952,640)

(2)	Net of redemption fees of $1,910 and $8,035, respectively.

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Institutional Class:
	Shares sold	488,430	$9,192,593	2,203,473	$43,683,330
	Shares issued in reinvestment of distributions	—	—	222,889	3,793,571
	Shares redeemed (3)	(1,098,966)	(20,490,603)	(3,404,638)	(65,321,119)
	Net decrease	(610,536)	$(11,298,010)	(978,276)	$(17,844,218)

(3)	Net of redemption fees of $637 and $3,340, respectively.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(25,388)	$(347,024)
Net realized gain (loss) on transactions from:
Unaffiliated investments	455,795	(1,036,427)
Affiliated investments	(2,022)	(264,496)
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(50,341)	(10,204,599)
Affiliated investments	117,300	(250,625)
Net increase (decrease) in net assets resulting from operations	495,344	(12,103,171)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	—	(4,945,416)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares (1)	(5,103,138)	(50,960,293)
Total decrease in net assets	(4,607,794)	(68,008,880)

NET ASSETS
Beginning of period/year	13,697,192	81,706,072
End of period/year	$9,089,398	$13,697,192

(1)	Summary of share transactions is as follows:

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Retail Class:
	Shares Sold	54,408	$619,352	483,900	$6,460,074
	Shares issued in reinvestment of distributions	—	—	405,277	4,227,037
	Shares redeemed (2)	(510,455)	(5,722,490)	(5,643,770)	(61,647,404)
	Net decrease	(456,047)	$(5,103,138)	(4,754,593)	$(50,960,293)

(2)	Net of redemption fees of $364 and $2,417, respectively.

The accompanying notes are an integral part of these financial statements.

SMID Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(39,941)	$(89,674)
Net realized gain (loss) on transactions from:
Unaffiliated investments	480,758	(158,194)
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(177,115)	(1,153,071)
Net increase (decrease) in net assets resulting from operations	263,702	(1,400,939)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	—	(608,648)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares (1)	(2,143,782)	(230,542)
Total decrease in net assets	(1,880,080)	(2,240,129)

NET ASSETS
Beginning of period/year	13,042,713	15,282,842
End of period/year	$11,162,633	$13,042,713

(1)	Summary of share transactions is as follows:

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Retail Class:
	Shares sold	7,163	$84,037	104,085	$1,423,830
	Shares issued in reinvestment of distributions	—	—	55,966	594,920
	Shares redeemed (2)	(189,640)	(2,227,819)	(189,204)	(2,249,292)
	Net decrease	(182,477)	$(2,143,782)	(29,153)	$(230,542)

(2)	Net of redemption fees of $100 and $28, respectively.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$104,642	$180,237
Net realized gain on transactions from:
Unaffiliated investments	1,427,021	494,323
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	321,902	585,010
Net increase in net assets resulting from operations	1,853,565	1,259,570

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(108,221)	(1,158,267)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares (1)	(1,055,288)	586,428
Total increase in net assets	690,056	687,731

NET ASSETS
Beginning of period/year	23,962,260	23,274,529
End of period/year	$24,652,316	$23,962,260

(1)	Summary of share transactions is as follows:

		Six Months Ended
		September 30, 2019		Year Ended
		(Unaudited)		March 31, 2019
		Shares	Value	Shares	Value
	Retail Class:
	Shares Sold	32,305	$531,309	116,821	$1,874,460
	Shares issued in reinvestment of distributions	6,207	103,854	77,592	1,104,456
	Shares redeemed (2)	(101,373)	(1,690,451)	(149,016)	(2,392,488)
	Net increase (decrease)	(62,861)	$(1,055,288)	45,397	$586,428

(2)	Net of redemption fees of $— and $1, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016		2015
Net asset value, beginning of period/year	$37.76		$48.44	$46.60	$35.68	$38.98		$37.65

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.14)		(0.36)	(0.46)	(0.24)	(0.20)		0.24
Net realized and unrealized
gain (loss) on investments	(2.54)		(7.15)	5.90	11.15	(2.80)		1.09
Total from investment operations	(2.68)		(7.51)	5.44	10.91	(3.00)		1.33

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.35)		—
From net realized gain	—		(3.17)	(3.60)	—	—		—
Total distributions	—		(3.17)	(3.60)	—	(0.35)		—
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.01	0.00	(2)	0.00 (2)
Reimbursement by Advisor	—		—	—	—	0.05		—
Net asset value, end of period/year	$35.08		$37.76	$48.44	$46.60	$35.68		$38.98
Total return	(7.07	)%(3)	(14.45)%	11.88%	30.64%	(7.58	)%(4)	3.53%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$146.8		$177.4	$251.9	$360.8	$210.8		$331.6
Portfolio turnover rate	52	%(3)	119%	142%	145%	79%		89%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.37	%(5)	1.34%	1.33%	1.30%	1.32%		1.31%
After fees waived and expenses absorbed (6)	1.18	%(5)	1.18%	1.18%	1.30%	1.32%		1.31%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.97	)%(5)	(0.97)%	(1.11)%	(0.56)%	(0.54)%		0.63%
After fees waived and expenses absorbed (6)	(0.78	)%(5)	(0.81)%	(0.96)%	(0.56)%	(0.54)%		0.63%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.
(5)	Annualized.
(6)	Effective April 1, 2017, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.18% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016		2015
Net asset value, beginning of period/year	$38.68		$49.39	$47.32	$36.09	$39.55		$38.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.10)		(0.24)	(0.34)	(0.14)	(0.08)		0.22
Net realized and unrealized
gain (loss) on investments	(2.60)		(7.30)	6.01	11.36	(2.86)		1.23
Total from investment operations	(2.70)		(7.54)	5.67	11.22	(2.94)		1.45

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.57)		—
From net realized gain	—		(3.17)	(3.60)	—	—		—
Total distributions	—		(3.17)	(3.60)	—	(0.57)		—
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.01	0.00	(2)	0.07
Reimbursement by Advisor	—		—	—	—	0.05		—
Net asset value, end of period/year	$35.98		$38.68	$49.39	$47.32	$36.09		$39.55
Total return	(6.98	)%(3)	(14.22)%	12.19%	31.12%	(7.29	)%(4)	4.00%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$13.1		$16.4	$13.6	$25.8	$7.6		$9.6
Portfolio turnover rate	52	%(3)	119%	142%	145%	79%		89%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.12	%(5)	1.09%	1.08%	1.00%	1.00%		0.98%
After fees waived and expenses absorbed (6)	0.93	%(5)	0.93%	0.93%	1.00%	1.00%		0.98%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.72	)%(5)	(0.71)%	(0.85)%	(0.31)%	(0.22)%		0.55%
After fees waived and expenses absorbed (6)	(0.53	)%(5)	(0.55)%	(0.70)%	(0.31)%	(0.22)%		0.55%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.
(5)	Annualized.
(6)	Effective April 1, 2017, the Advisor contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.93% of the Institutional Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period/year	$18.13		$19.51	$20.11	$17.27	$20.43	$19.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.06)		(0.12)	(0.13)	(0.01)	(0.07)	(0.07)
Net realized and unrealized
gain (loss) on investments	(0.70)		(0.54)	2.35	2.91	(3.03)	1.72
Total from investment operations	(0.76)		(0.66)	2.22	2.90	(3.10)	1.65

LESS DISTRIBUTIONS:
From net investment income	—		—	—	0.00 (2)	—	—
From net realized gain	—		(0.72)	(2.82)	(0.06)	(0.06)	(0.25)
Total distributions	—		(0.72)	(2.82)	(0.06)	(0.06)	(0.25)
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$17.37		$18.13	$19.51	$20.11	$17.27	$20.43
Total return	(4.19	)%(3)	(2.96)%	12.49%	16.81%	(15.18)%	8.78%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$305.6		$354.5	$452.0	$756.8	$1,100.8	$1,625.7
Portfolio turnover rate	44	%(3)	81%	45%	44%	49%	37%

RATIOS:
Expenses to average net assets	1.32	%(4)	1.29%	1.30%	1.28%	1.29%	1.31%
Net investment loss to average net assets	(0.63	)%(4)	(0.60)%	(0.68)%	(0.08)%	(0.35)%	(0.38)%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016		2015
Net asset value, beginning of period/year	$18.85		$20.21	$20.68	$17.74	$20.93		$19.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.04)		(0.07)	(0.09)	0.04	(0.00	)(2)	(0.00	)(2)
Net realized and unrealized
gain (loss) on investments	(0.72)		(0.57)	2.44	3.02	(3.13)		1.76
Total from investment operations	(0.76)		(0.64)	2.35	3.06	(3.13)		1.76

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.06)	—		—
From net realized gain	—		(0.72)	(2.82)	(0.06)	(0.06)		(0.25)
Total distributions	—		(0.72)	(2.82)	(0.12)	(0.06)		(0.25)
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value, end of period/year	$18.09		$18.85	$20.21	$20.68	$17.74		$20.93
Total return	(4.03	)%(3)	(2.76)%	12.79%	17.21%	(14.96)%		9.17%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$89.7		$105.0	$132.3	$414.3	$425.2		$446.8
Portfolio turnover rate	44	%(3)	81%	45%	44%	49%		37%

RATIOS:
Expenses to average net assets	1.07	%(4)	1.04%	1.05%	0.98%	0.97%		0.99%
Net investment income (loss)
to average net assets	(0.38	)%(4)	(0.35)%	(0.44)%	0.18%	(0.02)%		0.01%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period/year	$11.13		$13.65	$12.83	$11.01		$12.41	$10.38

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.02)		(0.08)	(0.07)	(0.00	)(2)	(0.02)	0.09
Net realized and unrealized
gain (loss) on investments	0.63		(1.47)	1.30	1.82		(1.29)	1.95
Total from investment operations	0.61		(1.55)	1.23	1.82		(1.31)	2.04

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.01)	—
From net realized gain	—		(0.97)	(0.41)	—		(0.08)	(0.01)
Total distributions	—		(0.97)	(0.41)	—		(0.09)	(0.01)
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$11.74		$11.13	$13.65	$12.83		$11.01	$12.41
Total return	5.48	%(3)	(10.91)%	9.55%	16.53%		(10.58)%	19.66%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$9.1		$13.7	$81.7	$110.0		$96.5	$29.2
Portfolio turnover rate	40	%(3)	137%	103%	113%		79%	123%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.39	%(4)	1.50%	1.38%	1.39%		1.41%	1.96%
After fees waived and expenses absorbed	1.29	%(4)	1.29%	1.29%	1.29%		1.29%	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.54	)%(4)	(0.78)%	(0.64)%	(0.14)%		(0.32)%	0.13%
After fees waived and expenses absorbed	(0.44	)%(4)	(0.57)%	(0.55)%	(0.04)%		(0.20)%	0.80%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

SMID Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period/year	$11.61		$13.26	$12.40	$10.14		$11.49	$10.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.04)		(0.08)	(0.09)	(0.05)		(0.04)	0.09
Net realized and unrealized
gain (loss) on investments	0.29		(1.04)	1.41	2.31		(1.08)	0.80
Total from investment operations	0.25		(1.12)	1.32	2.26		(1.12)	0.89

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.04)	—
From net realized gain	—		(0.53)	(0.46)	(0.00	)(2)	(0.19)	—
Total distributions	—		(0.53)	(0.46)	(0.00	)(2)	(0.23)	—
Paid-in capital from redemption	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$11.86		$11.61	$13.26	$12.40		$10.14	$11.49
Total return	2.15	%(3)	(8.08)%	10.68%	22.18%		(9.80)%	8.49%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$11.2		$13.0	$15.3	$21.1		$17.8	$14.4
Portfolio turnover rate	27	%(3)	76%	74%	115%		91%	81%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.15	%(4)	1.92%	1.86%	1.84%		1.78%	2.24%
After fees waived and expenses absorbed	1.40	%(4)	1.40%	1.40%	1.40%		1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.41	)%(4)	(1.11)%	(1.17)%	(0.88)%		(0.78)%	0.01%
After fees waived and expenses absorbed	(0.66	)%(4)	(0.59)%	(0.71)%	(0.44)%		(0.40)%	0.85%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period/year	$15.83		$15.86	$15.27	$14.12	$15.56	$15.08

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.07		0.12	0.15	0.17	0.02	0.06
Net realized and unrealized
gain (loss) on investments	1.17		0.65	1.98	1.74	(0.34)	1.17
Total from investment operations	1.24		0.77	2.13	1.91	(0.32)	1.23

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.12)	(0.15)	(0.18)	(0.01)	(0.03)
From net realized gain	—		(0.68)	(1.39)	(0.58)	(1.11)	(0.72)
Total distributions	(0.07)		(0.80)	(1.54)	(0.76)	(1.12)	(0.75)
Paid-in capital from redemption	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$17.00		$15.83	$15.86	$15.27	$14.12	$15.56
Total return	7.86	%(3)	5.52%	13.69%	13.88%	(2.02)%	8.56%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.7		$24.0	$23.3	$23.9	$26.9	$14.1
Portfolio turnover rate	25	%(3)	44%	65%	59%	51%	84%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.47	%(4)	1.48%	1.45%	1.45%	1.73%	1.65%
After fees waived and expenses absorbed	1.30	%(4)	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.68	%(4)	0.59%	0.77%	1.03%	(0.32)%	0.02%
After fees waived and expenses absorbed	0.85	%(4)	0.76%	0.92%	1.18%	0.11%	0.37%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund and SMID Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only.  The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and SMID Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last   sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an   inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models   or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2019. See the Schedules of Investments for industry breakouts.

Hodges Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$147,507,625	$—	$—	$147,507,625
Call Options Purchased	—	7,968,200	—	7,968,200
Total Investments in Securities	$147,507,625	$7,968,200	$—	$155,475,825

Small Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$395,471,292	$—	$—	$395,471,292
Total Investments in Securities	$395,471,292	$—	$—	$395,471,292

Small Intrinsic Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$8,716,640	$—	$—	$8,716,640
Total Investments in Securities	$8,716,640	$—	$—	$8,716,640

SMID Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$9,883,603	$—	$—	$9,883,603
Total Investments in Securities	$9,883,603	$—	$—	$9,883,603

Blue Chip Equity Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$24,144,450	$—	$—	$24,144,450
Total Investments in Securities	$24,144,450	$—	$—	$24,144,450

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions. Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Values of derivative instruments as of September 30, 2019:

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2019		September 30, 2019
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$7,968,200	None	$—
Total		$7,968,200		$—

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2019:

Hodges Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Derivative Instruments	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$238,317	$2,854,411

Equity Contracts:	Realized and Unrealized
Call Options Written	Gain (Loss) on Investments	$344,218	$ (66,242)

Small Cap Fund
Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Derivative Instruments	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts:	Realized and Unrealized
Call Options Written	Gain (Loss) on Investments	$131,176	$ —

The average absolute notional value of options held and written during the six months ended September 30, 2019 was $48,130,288 and $3,902,095, in the Hodges Fund and Small Cap Fund, respectively.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes  has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year.

As of fiscal year end March 31, 2019, the Funds deferred, on a tax basis, late year and post-October losses of:

	Late Year Losses	Post-October Losses	Straddle Losses
Hodges Fund	$—	$—	$148,510
Small Cap Fund	252,475	—	—
Small Intrinsic Value Fund	—	1,407,238	—
SMID Fund	4,089	—	—
Blue Chip Equity Income Fund	—	—	—

As of fiscal year end March 31, 2019, the Funds had the following capital loss carryovers available for federal income tax purposes, which do not expire:

	Capital Loss Carryovers
	Short-Term	Long-Term
Hodges Fund	$3,150,920	$—
Small Cap Fund	—	—
Small Intrinsic Value Fund	13,477	—
SMID Fund	170,306	—
Blue Chip Equity Income Fund	—	—

As of September 30, 2019, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three fiscal years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2019, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and SMID Fund are normally declared and paid on an annual basis. Distributions to shareholders from net investment income for the Blue Chip Equity Income  Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

F.
Options Contracts. The Funds may purchase call and put options on securities and indices. As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. As  a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire. If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ  from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Hodges Fund Retail Class, Small Cap Fund Retail Class, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 30 calendar days after purchase. The Institutional Classes of the Hodges Fund and Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

I.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and SMID Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. For the six months ended September 30, 2019, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Fund Retail Class	1.18%
Hodges Fund Institutional Class	0.93%
Small Cap Fund Retail Class	1.40%
Small Cap Fund Institutional Class	1.15%
Small Intrinsic Value Fund	1.29%
SMID Fund	1.40%
Blue Chip Equity Income Fund	1.30%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2019, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations.  Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At September 30, 2019, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Fund, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund that may be recouped was $945,885, $320,075, $242,144, and $124,129, respectively. The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2020	March 31, 2021	March 31, 2022	September 30, 2022
Hodges Fund	$—	$426,830	$350,944	$168,111
Small Intrinsic Value Fund	40,452	86,888	129,739	62,996
SMID Fund	39,535	78,271	78,561	45,777
Blue Chip Equity Income Fund	28,016	34,173	41,586	20,354

The Small Cap Fund did not waive any fees during the six months ended September 30, 2019 and has recouped all available fees previously waived.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund’s Retail Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2019, are disclosed in the Statements of Operations. For the six months ended September 30, 2019, First Dallas Securities, an affiliate of the Advisor, received $68,081, $91,559, $4,184, $3,973, and $7,258 in distribution fees from the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund, respectively.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended September 30, 2019, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

For the six months ended September 30, 2019 First Dallas Securities received $176,095, $221,692, $18,276, $6,423, and $3,351 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale or maturity of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2019, were as follows:

	Purchases	Sales
Hodges Fund	$87,168,636	$110,560,047
Small Cap Fund	186,732,614	223,936,166
Small Intrinsic Value Fund	4,553,019	10,232,354
SMID Fund	3,134,759	6,259,234
Blue Chip Equity Income Fund	5,978,770	7,499,384

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2019, and the year ended March 31, 2019, for each Fund was as follows:

Hodges Fund	September 30, 2019	March 31, 2019
Distributions paid from:
Long-term capital gain (1)	$—	$954,669
Ordinary income	—	14,500,551
Total	$—	$15,455,220

Small Cap Fund	September 30, 2019	March 31, 2019
Distributions paid from:
Long-term capital gain (1)	$—	$19,537,776
Total	$—	$19,537,776

Small Intrinsic Value Fund	September 30, 2019	March 31, 2019
Distributions paid from:
Long-term capital gain (1)	$—	$4,385,230
Ordinary income	—	560,186
Total	$—	$4,945,416

SMID Fund	September 30, 2019	March 31, 2019
Distributions paid from:
Long-term capital gain (1)	$—	$608,648
Total	$—	$608,648

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

Blue Chip Equity Income Fund	September 30, 2019	March 31, 2019
Distributions paid from:
Long-term capital gain (1)	$—	$775,401
Ordinary income	108,221	382,866
Total	$108,221	$1,158,267

(1)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of fiscal year end March 31, 2019, the components of distributable earnings on a tax basis were as follows (2):

	Hodges Fund	Small Cap Fund
Cost of Investments	$199,911,901	$366,561,842
Gross tax unrealized appreciation	31,586,084	97,431,853
Gross tax unrealized depreciation	(38,439,034)	(14,960,381)
Net unrealized appreciation	(6,852,950)	82,471,472
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	27,757,651
Total distributable earnings	—	27,757,651
Other accumulated gains/(losses)	(3,299,430)	(252,475)
Total accumulated gains	$(10,152,380)	$109,976,648

	Small Intrinsic
	Value Fund	SMID Fund
Cost of Investments	$13,997,923	$11,048,874
Gross tax unrealized appreciation	1,259,525	2,424,055
Gross tax unrealized depreciation	(1,376,931)	(768,494)
Net unrealized appreciation	(117,406)	1,655,561
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(1,420,715)	(174,395)
Total accumulated gains	$(1,538,121)	$1,481,166

	Blue Chip
	Equity Income Fund
Cost of Investments	$18,014,232
Gross tax unrealized appreciation	6,285,260
Gross tax unrealized depreciation	(351,257)
Net unrealized appreciation	5,934,003
Undistributed ordinary income	961
Undistributed long-term capital gain	431,024
Total distributable earnings	431,985
Other accumulated gains/(losses)	—
Total accumulated gains	$6,365,988

(2)	The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sale adjustments.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2019 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended September 30, 2019, the Funds’ had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2019, the value of all securities of affiliated companies held in the Hodges Fund amounted to $4,742,137, representing 3.0% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2019	2019	sitions	sitions	(Loss)	Depreciation	2019	Income
The Dixie Group, Inc.	1,163,584	$1,011,237	$81,382	$—	$—	$513,127	$1,605,746	$—
Luby’s, Inc.	1,647,870	2,457,914	—	(79,684)	(524,147)	1,282,308	3,136,391	—
Total					$(524,147)	$1,795,435	$4,742,137	$—

Small Intrinsic Value Fund

As of September 30, 2019, the value of all securities of affiliated companies held in the Small Intrinsic Value Fund amounted to $358,800, representing 4.0% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2019	2019	sitions	sitions	(Loss)	Depreciation	2019	Income
The Dixie Group, Inc.	260,000	$246,750	$—	$(3,228)	$(2,022)	$117,300	$358,800	$—

The Small Cap Fund, SMID Fund, and Blue Chip Equity Income Fund had no transactions with affiliated companies during the six months ended September 30, 2019.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended September 30, 2019, was as follows:

			Small		Blue
		Small	Intrinsic		Chip Equity
	Hodges Fund	Cap Fund	Value Fund	SMID Fund	Income Fund
Maximum available credit	$20,000,000	$30,000,000	$2,000,000	$1,500,000	$2,000,000
Largest amount outstanding
on an individual day	1,124,000	2,385,000	829,000	580,000	212,000
Average balance when in use	570,250	470,444	193,774	122,900	119,200
Credit facility outstanding
as of September 30, 2019	—	212,000	—	—	—
Average interest rate when in use	5.25%	5.14%	5.40%	5.50%	5.43%

Interest expense for the six months ended September 30, 2019, is disclosed in the Statements of Operations, if applicable.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/2019-9/30/2019).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Small Cap Fund Retail Class, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Small Cap Fund. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (1)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
HDPMX:
Retail Class Actual	$1,000.00	$ 929.30	$5.69
Retail Class Hypothetical (5% annual return before expenses)	1,000.00	1,019.10	5.96

HDPIX:
Institutional Class Actual	1,000.00	930.20	4.49
Institutional Class Hypothetical (5% annual return before expenses)	1,000.00	1,020.35	4.70

(1)
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.18% (fee waivers in effect) for the Retail Class, and 0.93% (fee waivers in effect) for the Institutional Class, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2019 (Unaudited) (Continued)

Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (2)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
HDPSX:
Retail Class Actual	$1,000.00	$ 958.10	$6.46
Retail Class Hypothetical (5% annual return before expenses)	1,000.00	1,018.40	6.66

HDSIX:
Institutional Class Actual	1,000.00	959.70	5.24
Institutional Class Hypothetical (5% annual return before expenses)	1,000.00	1,019.65	5.40

(2)
Expenses are equal to the expense ratio for the most recent six-month period of 1.32% for the Retail Class, and 1.07% for the Institutional Class, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (3)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
HDSVX:
Actual	$1,000.00	$1,054.80	$6.63
Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.51

(3)
Expenses are equal to the expense ratio for the most recent six-month period of 1.29% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

SMID Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (4)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
HDSMX:
Actual	$1,000.00	$1,021.50	$7.08
Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	7.06

(4)
Expenses are equal to the expense ratio for the most recent six-month period of 1.40% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Blue Chip Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (5)
	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019
HDPBX:
Actual	$1,000.00	$1,078.60	$6.76
Hypothetical (5% annual return before expenses)	1,000.00	1,018.50	6.56

(5)
Expenses are equal to the expense ratio for the most recent six-month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP EQUITY INCOME FUND
HODGES SMALL INTRINSIC VALUE FUND
HODGES SMALL-MID CAP FUND

At a meeting held on August 22, 2019, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for each of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund, the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on May 21, 2019, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks, all for periods ended March 31, 2019.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe.  The Board also noted that the Advisor does not replicate any of the Funds’ investment strategies in other types of accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year, three-year, five-year and ten-year periods.

For the Hodges Small Cap Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods and outperformed for the ten-year period.  The Board also considered the Fund’s underperformance against its broad-based securities market benchmark for the one-year, three-year and five-year periods and outperformance  for the ten-year period.  The Board considered that the Fund underperformed the Adviser’s small cap strategy composite for the one-year period ended December 31, 2018 and noted the Adviser’s reasons for the differences in performance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year, three-year and five-year periods.

For the Hodges Small-Mid Cap Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year, three-year and five-year periods.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment strategies in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.18% and 0.93% for the Fund’s Retail Class shares and Institutional Class shares, respectively (the “Expense Caps”).  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% and 1.15% for the Fund’s Retail Class shares and Institutional Class shares, respectively (the “Expense Caps”), but was currently operating below this level.  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and that the net expense ratio (less Rule 12b-1 fees) was at the median and above the average of its peer group.  The Trustees noted that the fees charged to the Hodges Small Cap Fund as compared to the fees charged by the Advisor to its other similarly managed account clients were lower.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was lower than its peer group median and average, while the net expense ratio (less Rule 12b-1 fees) was above the median and average of its peer group. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.29% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small-Mid Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was at the median and below the average of its peer group, and that the net expense ratio (less 12b-1 fees) was above the median and the average of its peer group.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also noted that, with respect to the Hodges Small Cap Fund, the annual expense ratio for all classes is currently operating below the Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2019

	Retail Class	Institutional Class
Fund	Shares	Shares

Hodges Fund
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232

Hodges Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Hodges Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Hodges Small-Mid Cap Fund
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A

Hodges Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1633 Broadway, New York, New York 10019

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    December 6, 2019

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 5, 2019

* Print the name and title of each signing officer under his or her signature.